                                             UAM Funds
                                             Funds for the Informed Investor/sm/

Dwight Portfolios
Annual Report                                                   October 31, 2001

                                                                     [LOGO] UAM

UAM FUNDS                                                      DWIGHT PORTFOLIOS
                                                               OCTOBER 31, 2001
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Portfolio of Investments/Statement of Net Assets
  Limited Maturity .......................................................     6
  Money Market ...........................................................     8

Statement of Assets and Liabilities
  Limited Maturity Bond ..................................................    11

Statements of Operations .................................................    12

Statements of Changes in Net Assets
  Limited Maturity Bond ..................................................    13
  Money Market ...........................................................    14

Financial Highlights
  Limited Maturity Bond ..................................................    15
  Money Market ...........................................................    16

Notes to Financial Statements ............................................    17

Report of Independent Accountants ........................................    24
--------------------------------------------------------------------------------

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
November 15, 2001

Dear Shareholders:

We are pleased to present you with this semi-annual report for the UAM: Dwight Limited Maturity Bond Portfolio and the UAM: Dwight Money Market Portfolio, providing an overview of the markets and an analysis and evaluation of the portfolios.

Economic and Market Conditions

The economy continues to face very strong headwinds that have overpowered the massive amount of fiscal and monetary stimuli applied to date. Real GDP in the third quarter contracted at a 04% annualized rate as corporate expenditures on capital goods fell further and consumer expenditures eked out only a 1% gain. The outlook for the fourth quarter is for an even worse outcome as consumption is likely to turn negative despite very strong price discounts and capital goods expenditures appear set to decline at a double-digit pace.

There is little doubt that the terrorist attack on September 11th aggravated the deteriorating economic situation, but it is unlikely that the economy would have escaped a recession even if this tragic event had not occurred. The problem we are faced with today is that corporations over-invested in both capital and people during the boom years of the 1990's and are now needing to downsize. This means layoffs and cutbacks in capital goods expenditures.

The Fed is doing what it can to ease the pain of this process by slashing overnight borrowing rates. The Treasury has also lent a hand by doing away with the 30-year bond in an effort to engineer long-term borrowing rates down. In addition, Washington is getting organized with yet another stimulus package. Combined, these efforts should reverse the course of the economy during 2002. Because the economy is growing so far below potential, it will be an number of quarters before inflation becomes a concern, thus interest rates are not expected to move higher until mid-to-late 2002.

UAM: Dwight Limited Maturity Bond Portfolio

The Dwight Limited Maturity Bond Portfolio posted a net performance of 1150% for the twelve-month period ended October 31, 2001. During the same period, the Lehman Brothers Intermediate Government/Credit Index returned 14.25%.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

With the economy struggling and short term interest rates at 40 year record lows, our focus continues to be on managing the risk profile of the Portfolio. As a result, we continue to pursue a neutral duration stance with regard to the benchmark. In addition, given the recent volatility associated with corporate earnings, we continue to concentrate on the very highest quality fixed income securities. Immediately following the end of the period, for example, the last position in the fund with a below investment grade credit rating was redeemed by the issuer through the exercise of a call option.

UAM: Dwight Money Market Portfolio

The Dwight Money Market Portfolio ended the period with a 30-day SEC yield of 190%. The fund posted a net performance of 4.36% for the twelve-month period ending October 31, 2001. At that time, 100% of the Portfolio's assets were comprised of investments in high quality commercial paper, asset backed securities and Agency discount notes. As of October 31, 2001, the Portfolio's average days to maturity was 35 days.

We continue to pursue a strategy of investing in only the highest quality short-term investments for the Portfolio. Money Market rates are a direct function of the Federal Funds rate policy of the Federal Reserve. With the one and one half percent decline instituted by the Fed in the Federal Funds rate during the period it is expected that the yield on the Portfolio will continue to drift lower over the succeeding weeks.

The Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. The Portfolio is managed according to Rule 2a-7 guidelines; however, there is no assurance that the stable net asset value of $1.00 will be maintained.

Sincerely,


David Thompson

Portfolio Manager

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Yield will fluctuate as market conditions change. An investment in the Dwight Money Market Portfolio is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the portfolio.

                     Definition of the Comparative Indices
                     -------------------------------------

iMoneynet All Taxable Average is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Lehman Intermediate Government/Credit Index is an unmanaged fixed income market value-weighted index of U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

Lipper 1-5 Year Short Investment Grade Debt Funds Average is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

Merrill Lynch 1-4.99 Year Corporate/Government Bond Index is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to
4.99 years. Corporates are investment grade only (BBB or higher).

The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO
                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2001
---------------------------------
 1 Year     5 Years     10 Years
---------------------------------
 11.50%      5.94%        5.81%
---------------------------------

                                    [CHART]

Initial Investment Date   10/31/91  Oct 92   Oct 93   Oct 94   Oct 95   Oct 96   Oct 97   Oct 98   Oct 99   Oct 00   Oct 01
-----------------------   --------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Dwight Limited Maturity
 Bond Portfolio           $10,000   $11,003  $11,577  $11,416  $12,510  $13,178  $14,091  $14,807  $14,961  $15,771  $17,584
Merrill 1-4.99 Year
 Corporate/Government
 Bond Index               $10,000   $10,929  $11,767  $11,761  $12,994  $13,762  $14,716  $15,958  $16,309  $17,334  $19,545
Lipper 1-5 Year
 Investment-Grade Debt
 Funds Average            $10,000   $10,803  $11,546  $11,599  $12,571  $13,270  $14,114  $14,965  $15,428  $16,318  $17,947

Periods ended on October 31st


* If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indices on page 3.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   OCTOBER 31, 2001

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2001
---------------------------------
 1 Year     5 Years     10 Years
---------------------------------
  4.36%      5.14%        4.60%
---------------------------------

                                    [CHART]

Initial Investment Date   10/31/91  Oct 92   Oct 93   Oct 94   Oct 95   Oct 96   Oct 97   Oct 98   Oct 99   Oct 00   Oct 01
-----------------------   --------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Dwight Money Market
 Portfolio                $10,000   $10,366  $10,639  $10,990  $11,592  $12,202  $12,843  $13,534  $14,180  $15,024  $15,679
iMoneyNet All Taxable
 Average                  $10,000   $10,370  $10,652  $11,011  $11,608  $12,188  $12,804  $13,459  $14,073  $14,875  $15,525

Index start date:         10/31/91
-----------------         --------

Periods ended on October 31st

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indices on page 3.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO
                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
CORPORATE BONDS AND NOTES -- 288%
                                                           Face
                                                          Amount         Value
                                                        ----------     ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 136%
  CSC Holdings
    9250%, 11/01/05 ..................................    $325,000    $  335,156
                                                                      ----------
ELECTRICAL SERVICES -- 86%
  Penn Power and Light
    6500%, 04/01/05 ..................................     200,000       211,000
                                                                      ----------
ENTERTAINMENT -- 03%
  Time Warner
    9125%, 01/15/13 ..................................       5,000         6,008
                                                                      ----------
UTILITIES-ELECTRIC -- 63%
  Limestone Electron Trust
    8625%, 03/15/03 ..................................     150,000       155,625
                                                                      ----------
  TOTAL CORPORATE BONDS & NOTES
    (Cost $677,436) ..................................                   707,789
                                                                      ----------
US TREASURY OBLIGATIONS -- 436%
  USTreasury Bill
    2120%, 01/24/02 (A)+ .............................      15,000        14,929
                                                                      ----------
  USTreasury Notes
    5750%, 08/15/03 ..................................     370,000       391,852
    5750%, 11/15/05 ..................................     130,000       141,538
    4625%, 05/15/06 ..................................     500,000       523,125
                                                                      ----------
  TOTAL USTREASURY OBLIGATIONS
    (Cost $1,038,063) ................................                 1,071,444
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO
                                          OCTOBER 31, 2001

--------------------------------------------------------------------------------

US GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 121%

                                                                                  Face
                                                                                 Amount          Value
                                                                                --------      ----------
Federal National Mortgage Association
  9500%, 08/01/21 ...........................................................   $112,333      $  124,320
  9000%, 06/01/25 ...........................................................    157,937         173,466
                                                                                              ----------
TOTAL US GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
  (Cost $285,019) ...........................................................                    297,786
                                                                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16%
  Merrill Lynch Mortgage Investors STRIPS, Ser 1994-A, Cl A4
    6346%, 02/15/09 .........................................................      9,535           9,820
  Money Store Home Equity Trust, Ser 96-B, Cl A7
    7550%, 06/15/20 .........................................................     30,062          30,075
                                                                                              ----------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $39,486) ..........................................................                     39,895
                                                                                              ----------
  TOTAL INVESTMENTS -- 861%
    (Cost $2,040,004) (a) ...................................................                  2,116,914
                                                                                              ----------
  OTHER ASSETS AND LIABILITIES, NET -- 139% .................................                    341,710
                                                                                              ----------
  TOTAL NET ASSETS -- 1000% .................................................                 $2,458,624
                                                                                              ----------

     + All or a portion of this security was pledged to cover margin requirements for open futures contracts
   (A) The rate reported on the Portfolio of Investments is the security's discount rate at purchase
    Cl Class
   Ser Series
STRIPS Separately Traded Registered Interest and Principal Securities
   (a) The cost for federal income tax purposes was $2,040,004At October 31, 2001, net unrealized appreciation for all securities based on tax cost was $76,910This consisted of aggregate gross unrealized appreciation for all securities of $76,910

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   OCTOBER 31, 2001

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

COMMERCIAL PAPER -- 626%
                                                         Face        Amortized
                                                        Amount          Cost
                                                      ----------     ----------
AUTOMOTIVE -- 47%
  Toyota Motors
    236%, 11/15/01 .................................  $2,066,000     $2,064,104
                                                                     ----------
CHEMICALS -- 29%
  BP Amoco Capital
    2640%, 11/01/01 ................................     566,000        566,000
  Dow Chemical
    2330%, 11/27/01 ................................     710,000        708,805
                                                                      ---------
                                                                      1,274,805
                                                                      ---------
FINANCIAL SERVICES -- 116%
  AIG Funding
    2450%, 11/08/01 ................................   2,500,000      2,498,809
  Caterpillar
    2390%, 12/17/01 ................................     895,000        892,267
  Goldman Sachs
    2450%, 11/16/01 ................................   1,689,000      1,687,276
                                                                      ---------
                                                                      5,078,352
                                                                      ---------

FOOD, BEVERAGE & TOBACCO -- 117%
  Anheuser Busch
    3650%, 04/03/02 ................................   1,550,000      1,525,956
  Coca Cola
    2620%, 11/01/01 ................................     133,000        133,000
  Heinz
    2360%, 11/27/01 ................................   2,100,000      2,096,421
  Philip Morris
    2460%, 11/02/01 ................................   1,376,000      1,375,906
                                                                      ---------
                                                                      5,131,283
                                                                      ---------

HOUSEHOLD PRODUCTS-- 46%
  GE Capital
    2370%, 11/13/01 ................................   1,000,000        999,210
    2370%, 11/14/01 ................................   1,000,000        999,144
                                                                      ---------
                                                                      1,998,354
                                                                      ---------

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   OCTOBER 31, 2001

--------------------------------------------------------------------------------

COMMERCIAL PAPER - continued

                                                        Face         Amortized
                                                       Amount          Cost
                                                    ------------    -----------
INSURANCE -- 99%
  Metlife
    2500%, 11/02/01 ...............................   $2,172,000    $ 2,171,849
  New York Life
    2330%, 12/04/01 ...............................    2,200,000      2,195,301
                                                                    -----------
                                                                      4,367,150
                                                                    -----------
RETAIL -- 48%
  Wal-Mart Stores
    2430%, 11/02/01 ...............................      718,000        717,952
    2480%, 11/05/01 ...............................    1,400,000      1,399,614
                                                                    -----------
                                                                      2,117,566
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 74%
  BellSouth
    2450%, 11/06/01 ...............................    2,200,000      2,199,251
  Verizon
    2240%, 11/28/01 ...............................    1,060,000      1,058,219
                                                                    -----------
                                                                      3,257,470
                                                                    -----------
WHOLESALE -- 50%
  Cooperative Associates
    2480%, 11/09/01 ...............................    1,000,000        999,449
    2570%, 11/01/01 ...............................      500,000        500,000
    2570%, 11/02/01 ...............................      100,000         99,993
    2600%, 11/05/01 ...............................      600,000        599,827
                                                                    -----------
                                                                      2,199,269
                                                                    -----------
  TOTAL COMMERCIAL PAPER
    (Cost $27,488,353)                                               27,488,353
                                                                    -----------
US GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 331%
  Federal Farm Credit Bank
    2480%, 11/01/01 ...............................    1,660,000      1,660,000
  Federal Home Loan Bank
    2460%, 11/01/01 ...............................    1,110,000      1,110,000
  Federal Home Loan Mortgage Corporation
    2330%, 11/13/01 ...............................    1,098,000      1,097,147
    2370%, 11/13/01 ...............................    2,457,000      2,455,059
    2520%, 12/20/01 ...............................    1,406,000      1,401,177

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   OCTOBER 31, 2001

--------------------------------------------------------------------------------

USGOVERNMENT MORTGAGE-BACKED OBLIGATIONS - continued

                                                                                   Face           Amortized
                                                                                  Amount            Cost
                                                                                ----------       -----------
Federal National Mortgage Association
  2150%, 01/24/02 ............................................................  $1,429,000       $ 1,421,831
  2190%, 12/20/01 ............................................................   2,000,000         1,994,038
  2210%, 11/29/01 ............................................................   1,095,000         1,093,118
  2570%, 11/08/01 ............................................................   1,000,000           999,500
  3300%, 03/07/02 ............................................................   1,305,000         1,289,927
                                                                                                 -----------
TOTAL USGOVERNMENT AGENCY OBLIGATIONS
  (Cost $14,521,797) .........................................................                    14,521,797
                                                                                                 -----------
ASSET-BACKED OBLIGATIONS -- 56%
  CNH Equipment Trust 2001-A A1
    4035%, 05/15/02 ..........................................................      78,330            78,331
  Honda Auto Lease Trust, Ser 1999-A, Cl A4
    6450%, 09/16/02 ..........................................................   1,143,157         1,150,720
  Honda Auto Receivables Series 2001-2 Cl A1
    3730%, 08/16/02 ..........................................................   1,239,968         1,239,968
                                                                                                 -----------
  TOTAL OTHER ASSET-BACKED OBLIGATIONS
    (Cost $2,469,019) ........................................................                     2,469,019
                                                                                                 -----------
  TOTAL INVESTMENTS -- 1013%
    (Cost $44,479,169) (a) ...................................................                    44,479,169
                                                                                                 -----------
  OTHER ASSETS AND LIABILITIES, NET -- (13%) .................................                      (573,207)
                                                                                                 -----------

NET ASSETS CONSIST OF:
  Paid in Capital ............................................................                    43,921,647
  Distribution in excess of Net Investment Income ............................                       (11,320)
  Accumulated Net Realized Loss on Investments ...............................                        (4,365)
                                                                                                 -----------
  TOTAL NET ASSETS -- 10000% .................................................                   $43,905,962
                                                                                                 -----------
  Institutional Class Shares:
  Shares Issued and Outstanding
    (0001 par value) (Authorized 25,000,000) .................................                    43,922,173
  Net Asset Value, Offering and Redemption Price Per Share ...................                          $100
                                                                                                        ====

 Cl  Class
(a)  Aggregate cost for federal income tax purposes.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      DWIGHT LIMITED MATURITY PORTFOLIO
                                               OCTOBER 31, 2001

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                       Dwight
                                                                       Limited
                                                                      Maturity
                                                                        Bond
                                                                     Portfolio
                                                                    -----------
Assets
Investments, at Cost .............................................  $ 2,040,004
                                                                    ===========
Investments, at Value -- Note A ..................................  $ 2,116,914
Cash .............................................................      317,913
Dividends and Interest Receivable ................................       38,861
Receivable for Daily Variation on Futures Contracts -- Note A ....        3,562
Prepaid Assets ...................................................        2,543
                                                                    -----------
  Total Assets ...................................................    2,479,793
                                                                    -----------
Liabilities

Payable for Administrative Fees -- Note C ........................        4,828
Payable for Investment Advisory Fees -- Note B ...................        1,034
Payable for Directors' Fees -- Note F ............................          401
Payable for Portfolio Shares Redeemed ............................          250
Other Liabilities ................................................       14,656
                                                                    -----------
Total Liabilities ................................................       21,169
                                                                    -----------
Net Assets .......................................................  $ 2,458,624
                                                                    ===========
Net Assets Consist of:
Paid in Capital ..................................................    5,176,599
Accumulated Net Realized Loss ....................................   (2,812,494)
Unrealized Appreciation (Depreciation) ...........................       94,519
                                                                    -----------
Net Assets .......................................................  $ 2,458,624
                                                                    ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
  (Authorized 25,000,000) ........................................      262,632
Net Asset Value, Offering and Redemption Price Per Share .........  $      9.36
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    DWIGHT PORTFOLIOS
                                             FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                   Dwight
                                                                                   Limited        Dwight
                                                                                  Maturity         Money
                                                                                    Bond          Market
                                                                                 Portfolio      Portfolio
                                                                                -----------    -----------
Investment Income
Interest .......................................................................  $476,700      $3,720,762
                                                                                  --------      ----------
Expenses
Investment Advisory Fees -- Note B .............................................    33,666         280,497
Administrative Fees -- Note C ..................................................    69,072         104,268
Custodian Fees .................................................................     7,673          21,651
Registration and Filing Fees ...................................................    12,945          17,627
Audit Fees .....................................................................    14,213          17,320
Shareholder Servicing Fees -- Note F ...........................................    10,105          56,256
Legal Fees .....................................................................     4,249          10,399
Printing Fees ..................................................................    14,851          16,384
Directors' Fees -- Note E ......................................................     3,015           4,738
Transfer Agent Fees ............................................................    10,660          30,611
Other Expenses .................................................................     6,540          16,898
                                                                                  --------      ----------
  Total Expenses ...............................................................   186,989         576,649
Less:
Waiver of Investment Advisory Fees -- Note B ...................................        --        (154,289)
                                                                                  --------      ----------
Net Expenses Before Expense Offset .............................................   186,989         422,360
                                                                                  --------      ----------
Expense Offset -- Note A .......................................................    (6,789)         (8,177)
                                                                                  --------      ----------
  Net Expenses After Expense Offset ............................................   180,200         414,183
                                                                                  --------      ----------
Net Investment Income ..........................................................   296,500       3,306,579
                                                                                  --------      ----------
Net Realized Gain (Loss) on:
  Investments ..................................................................   (23,695)         12,981
  Futures Contracts ............................................................    73,577              --
                                                                                  --------      ----------
Net Realized Gain (Loss) on
  Investments and Future Contracts .............................................    49,882          12,981
                                                                                  --------      ----------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments ..................................................................   499,731              --
  Futures Contracts ............................................................    14,468              --
                                                                                  --------      ----------
Net Change in Unrealized Appreciation (Depreciation) ...........................   514,199              --
                                                                                  --------      ----------
Net Gain .......................................................................   564,081          12,981
                                                                                  --------      ----------
Net Increase in Net Assets Resulting from Operations ...........................  $860,581      $3,319,560
                                                                                  ========      ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               Year Ended       Year Ended
                                                               October 31,      October 31,
                                                                   2001             2000
                                                               -----------      -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income .....................................  $   296,500      $   907,084
  Net Realized Gain (Loss) ..................................       49,882         (434,207)
  Net Change in Unrealized Appreciation (Depreciation) ......      514,199          374,373
                                                               -----------      -----------
  Net Increase in Net Assets
    Resulting from Operations ...............................      860,581          847,250
                                                               -----------      -----------
Distributions:
  Net Investment Income .....................................     (329,254)      (1,033,853)
  Return of Capital .........................................      (31,247)              --
                                                               -----------      -----------
  Total Distributions .......................................     (360,501)      (1,033,853)
                                                               -----------      -----------
Capital Share Transactions -- Note J:
Institutional Class:
  Issued ....................................................      622,301          252,713
  In Lieu of Cash Distributions .............................      305,562        1,014,914
  Redeemed ..................................................  (12,162,649)      (8,748,389)
                                                               -----------      -----------
  Net Decrease from Capital
    Share Transactions ......................................  (11,234,786)      (7,480,762)
                                                               -----------      -----------
      Total Decrease ........................................  (10,734,706)      (7,667,365)
Net Assets:
  Beginning of Period .......................................   13,193,330       20,860,695
                                                               -----------      -----------
  End of Period (including undistributed
    net investment income of $0
    and $61,698, respectively) ..............................  $ 2,458,624      $13,193,330
                                                               ===========      ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               Year Ended       Year Ended
                                                               October 31,      October 31,
                                                                   2001             2000
                                                              ------------     ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ..................................... $  3,306,579     $  6,018,485
  Net Realized Gain (Loss) ..................................       12,981           (3,660)
                                                              ------------     ------------
  Net Increase in Net Assets
    Resulting from Operations ...............................    3,319,560        6,014,825
                                                              ------------     ------------
Distributions:
  Net Investment Income .....................................   (3,317,899)      (6,018,453)
                                                              ------------     ------------
Capital Share Transactions -- Note J:
Institutional Class:
  Issued ....................................................  184,358,838      427,167,089
  In Lieu of Cash Distributions .............................    2,037,335        2,490,865
  Redeemed .................................................. (226,157,365)    (472,368,535)
                                                              ------------     ------------
  Net Decrease from
    Capital Share Transactions: .............................  (39,761,192)     (42,710,581)
                                                              ------------     ------------
    Total Decrease ..........................................  (39,759,531)     (42,714,209)
Net Assets:
  Beginning of Period .......................................   83,665,493      126,379,702
                                                              ------------     ------------
  End of Period ............................................. $ 43,905,962     $ 83,665,493
                                                              ============     ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                 Institutional Class Shares
                                                 ------------------------------------------------------
                                                                   Years Ended October 31
                                                 ------------------------------------------------------
                                                  2001        2000        1999        1998        1997
                                                 ------     -------     -------     -------     -------
Net Asset Value,
  Beginning of Period ........................   $ 8.86     $  8.94     $  9.39     $  9.46     $  9.40
                                                 ------     -------     -------     -------     -------
Income from Investment
  Operations:
  Net Investment Income ......................     0.46        0.51        0.56        0.55        0.58
  Net Realized and
    Unrealized Gain (Loss) ...................     0.54       (0.04)      (0.46)      (0.08)       0.05
                                                 ------     -------     -------     -------     -------
  Total from Investment Operations ...........     1.00        0.47        0.10        0.47        0.63
                                                 ------     -------     -------     -------     -------
Distributions:
  Net Investment Income ......................    (0.50)      (0.55)      (0.55)      (0.54)      (0.57)
                                                 ------     -------     -------     -------     -------
  Total Distributions ........................    (0.50)      (0.55)      (0.55)      (0.54)      (0.57)
                                                 ------     -------     -------     -------     -------
  Net Asset Value, End of Period .............   $ 9.36     $  8.86     $  8.94     $  9.39     $  9.46
                                                 ======     =======     =======     =======     =======
Total Return .................................    11.50%       5.41%       1.04%       5.08%       6.93%
                                                 ======     =======     =======     =======     =======
Ratios and
  Supplemental Data
Net Assets, End of Period (Thousands) ........   $2,459     $13,193     $20,861     $35,988     $32,712
Ratio of Expenses to Average
  Net Assets .................................     2.50%       1.34%       1.03%       0.97%       0.95%
Ratio of Net Investment Income to
  Average Net Assets .........................     3.96%       5.29%       5.58%       5.98%       6.17%
Portfolio Turnover Rate ......................       62%         83%         63%        107%         51%

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                 Institutional Class Shares
                                                 ------------------------------------------------------
                                                                   Years Ended October 31
                                                 ------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                -------     -------    --------    --------    --------
Net Asset Value,
  Beginning of Period ........................  $ 1.000     $ 1.000    $  1.000    $  1.000    $  1.000
                                                -------     -------    --------    --------    --------
Income from Investment
  Operations:
  Net Investment Income ......................    0.043       0.058       0.047       0.053       0.051
                                                -------     -------    --------    --------    --------
  Total from Investment Operations ...........    0.043       0.058       0.047       0.053       0.051
                                                -------     -------    --------    --------    --------
Distributions:
  Net Investment Income ......................   (0.043)     (0.058)     (0.047)     (0.053)     (0.051)
                                                -------     -------    --------    --------    --------
  Total Distributions ........................   (0.043)     (0.058)     (0.047)     (0.053)     (0.051)
                                                -------     -------    --------    --------    --------
Net Asset Value, End of Period ...............  $ 1.000     $ 1.000    $  1.000     $ 1.000    $  1.000
                                                =======     =======    ========    ========    ========
Total Return+ ................................     4.36%       5.95%       4.77%       5.38%       5.26%
                                                =======     =======    ========    ========    ========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ........  $43,906     $83,665    $126,380    $150,861    $152,216
Ratio of Expenses to Average
  Net Assets .................................     0.60%       0.48%       0.46%       0.36%       0.37%
Ratio of Net Investment Income to
  Average Net Assets .........................     4.71%       5.77%       4.66%       5.27%       5.14%

 + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Dwight Limited Maturity Bond Portfolio (formerly the DSI Limited Maturity Bond Portfolio) and the Dwight Money Market Portfolio (formerly the DSI Money Market Portfolio), (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objectives of the Portfolios are as follows:

          Dwight Limited Maturity Bond Portfolio seeks to provide maximum total return consistent with reasonable risk to principal by investing in investment grade fixed income securities. The Portfolio will ordinarily maintain an average weighted maturity of less than six years.

          Dwight Money Market Portfolio seeks to provide maximum current income consistent with the preservation of capital and liquidity by investing in short-term investment grade money market obligations issued or guaranteed by financial institutions, non financial corporations, and the United States Government, as well as repurchase agreements collateralized by such securities.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
     securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors. The values of investment securities held by the Dwight Money Market Portfolio are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, each Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Futures and Options Contracts: The Dwight Limited Maturity Bond Portfolio may use futures and options contracts to hedge against changes in the values of securities the Portfolio owns or expects to purchase. The Dwight Limited Maturity Bond Portfolio may also write covered options on securities it owns or in which it may invest to increase its current returns.

          The potential risk to the Portfolio is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
          Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. The Dwight Limited Maturity Bond Portfolio had futures contracts open at October 31, 2001:

                                        Number     Aggregate                           Net
                                          of         Face                           Unrealized
     Contracts                         Contracts     Value      Expiration Date    Appreciation
     ---------                         ---------   ---------    ---------------    ------------
     Dwight Limited Maturity Bond
     Purchases:
     U.S. Treasury 10 Year Note .......    4       $ 446,063     December 2001       $ 17,609

          5. Distributions to Shareholders: The Dwight Money Market Portfolio will declare daily and distribute monthly substantially all of its net investment income. The Dwight Limited Maturity Bond Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences for the Dwight Limited Maturity Bond Portfolio resulted in reclassifications of an increase of $2,303 to undistributed net investment loss, a decrease of $28,944 to undistributed net realized loss and a decrease of $31,247 to paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular protfolio. Expenses which cannot be directly attributed to a portfolio or share

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
     class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

          7. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Prior to April 20, 2001, under the terms of an investment advisory agreement, Dewey Square Investors Corporation ("DSI") provided investment advisory services to the Portfolios at a fee calculated at an annual rate of 045% of average daily net assets for Dwight Limited Maturity Bond Portfolio and 040% of average daily net assets for Dwight Money Market Portfolio. Fees paid to DSI were $21,837 for the Dwight Limited Maturity Bond Portfolio and $79,629 for the Dwight Money Market Portfolio. Beginning April 20, 2001, under the terms of an investment advisory agreement, Dwight Asset Management Company (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolios for a monthly fee calculated at an annual rate of 045% of the average daily net assets for Dwight Limited Maturity Bond Portfolio and 040% of the average daily net assets for Dwight Money Market Portfolio. In addition, the Adviser has voluntarily agreed to limit its management fee for Dwight Money Market Portfolio to 018% of the average daily net assets. Fees paid to the Adviser were $11,829 for the Dwight Limited Maturity Bond Portfolio and $46,579 for the Dwight Market Portfolio.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

UAM FUNDS                                               DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
     Pursuant to the Agreement, the Dwight Limited Maturity Bond and Dwight Money Market Portfolios paid UAMFSI 0.073% and 0.053% per annum of the average daily net assets of each portfolio, respectively. In addition, the Portfolios paid an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001 UAMFSI earned the following amounts from the Portfolios and paid the following to SEI, DST and UAMSSC for their services:

                            Administration    Portion Paid    Portion Paid     Portion Paid
Dwight Portfolios                 Fee            to SEI          to DST          to UAMSSC
-----------------           --------------    ------------    ------------     ------------
Limited Maturity Bond ...       $34,911         $15,816          $5,492           $3,621
Money Market ............        57,190          26,955           7,162            5,445

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Dwight Limited Maturity Bond and Dwight Money Market Portfolios pay the Administrator 0.073% and 0.053% per annum of the average daily net assets of each Portfolio, respectively and an annual base fee of $54,500. For the seven months ending October 31, 2001 the Administrator was paid $34,161 and $47,078 for the Limited Maturity Bond and Money Market Portfolios, respectively.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the seven months ended October 31, 2001, PHBGSSC was paid $57496 and $16,232 by the Limited Maturity and Money Market Portfolios, respectively.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the year ended October 31, 2001, The Dwight Limited Maturity Bond Portfolio made purchases of $30 and sales of $5,653,833 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $4,395,125 and $9,037,834, respectively.

     H. Line of Credit: The Dwight Limited Maturity Bond Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2001, the Portfolio had no borrowings under the agreement.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

     I. Other: At October 31, 2001, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                  No of               %
Dwight Portfolios                              Shareholders       Ownership
-----------------                             --------------     -----------
Limited Maturity Bond ......................         2               87%
Money Market ...............................         2               41

     At October 31, 2001, the following Portfolios had available capital loss carryover for Federal income tax purposes, which will expire on the dates indicated.

                                                 October 31,
                    ------------------------------------------------------------------------
Dwight Portfolios      2002     2003    2004      2005    2006    2007     2008      Total
-----------------      ----     ----    ----      ----    ----    ----     ----      -----
Limited Maturity    1,550,689  68,688  137,755  243,544  19,744  343,587  430,832  2,794,839

     J. Capital Share Transactions: Transactions in capital shares for the Portfolios, by class, were as follows:

                                                  Institutional Class Shares
                                                -------------------------------
                                                     Year               Year
                                                    Ended              Ended
                                                 October 31,        October 31,
Dwight Portfolios                                   2001               2000
-----------------                               ------------       ------------

Limited Maturity Bond:
Issued .......................................        67,004             28,552
In Lieu of Cash Distributions ................        33,537            115,399
Redeemed .....................................    (1,327,399)          (989,030)
                                                ------------       ------------
Net Decrease from Capital Share
  Transactions ...............................    (1,226,858)          (845,079)
                                                ============       ============
Money Market:
Issued .......................................   184,358,838        427,167,089
In Lieu of Cash Distributions ................     2,037,335          2,490,865
Redeemed .....................................  (226,157,365)      (472,372,292)
                                                ------------       ------------
Net Decrease from Capital Share
  Transactions ...............................   (39,761,192)       (42,714,338)
                                                ============       ============

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
Dwight Limited Maturity Bond Portfolio
Dwight Money Market Portfolio

     In our opinion, the accompanying statement of net assets of Dwight Money Market Portfolio and statement of assets and liabilities, including the portfolio of investments, of Dwight Limited Maturity Bond Portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dwight Limited Maturity Bond Portfolio, formerly DSI Limited Maturity Bond Portfolio, and Dwight Money Market Portfolio, formerly DSI Money Market Portfolio, (two of the portfolios constituting UAM Funds, Inc., hereafter referred to as the "Fund") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 14, 2001

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
Federal income Tax Information (Unaudited)
For the year ended October 31, 2001, the percentage of income earned from direct Treasury Obligations for the Dwight Limited Maturity Bond Portfolio and the Dwight Money Market Portfolio was 19.8% and 5.3% respectively.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                        Linda T. Gibson
Director, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Director                                 Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher Salfi
Director                                 Treasurer

Philip D. English                        Suzan M. Barron
Director                                 Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Director                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Dwight Asset Management Company
100 Bank Street
Suite 800
Burlington, VT 05401

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

                                       -----------------------------------------
                                       This report has been prepared for
                                       shareholders and may be distributed to
                                       others only if preceded or accompanied by
                                       a current prospectus.
                                       -----------------------------------------